Average Annual Total Returns - Hartford Short Duration ETF	Hartford Short Duration ETF Return Before Taxes 1 Year	Hartford Short Duration ETF Return Before Taxes Since Inception 05/30/18	Hartford Short Duration ETF After Taxes on Distributions 1 Year	Hartford Short Duration ETF After Taxes on Distributions Since Inception 05/30/18	Hartford Short Duration ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	Hartford Short Duration ETF After Taxes on Distributions and Sale of Fund Shares Since Inception 05/30/18	Bloomberg Barclays 1-3 Year U.S. Government/Credit Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays 1-3 Year U.S. Government/Credit Index(reflects no deduction for fees, expenses or taxes) Since Inception 05/30/18
Total	6.88%	4.65%	5.36%	3.29%	4.05%	2.97%	4.03%	3.50%